Financial Information of the Parent Company - Schedule of Balance Sheets (Details) - Parent Company [Member]	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash	¥ 1,977,922	$ 282,839
Total current assets	2,969,806	424,680	1,037,396
Non-current assets:
Investment in subsidiaries, VIE and VIE’s subsidiaries	150,738,012	21,555,249	124,534,284
Amounts due from subsidiaries, VIE and VIE’s subsidiaries
Total non-current assets	150,738,012	21,555,249	124,534,284
Total assets	153,707,818	21,979,929	125,571,680
Current liabilities
Investment deficits in subsidiaries, VIE and VIE’s subsidiaries	105,229,777	15,047,658	101,812,107
Amounts due to subsidiaries, VIE and VIE’s subsidiaries
Accrued expenses and other liabilities	167,391	23,939	175,071
Total current liabilities	105,397,168	15,071,597	101,987,178
Total liabilities	105,397,168	15,071,597	101,987,178
Shareholders’ equity:
Ordinary shares value			112,784
Additional paid-in capital	360,478,358	50,524,354	318,979,171
Treasury stock	(1,195)	(150)	(7,664)
Statutory reserves	23,573,981	3,318,034	23,557,710
Accumulated deficit	(341,073,614)	(47,942,780)	(325,318,655)
Accumulated other comprehensive income	4,970,214	957,164	6,261,156
Total shareholders’ equity	48,310,653	6,908,332	23,584,502
Total liabilities and shareholders’ equity	153,707,818	21,979,929	125,571,680
Related Party [Member]
Current assets:
Due from a related party	991,884	141,841	1,037,396
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares value	323,529	46,231
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares value	¥ 39,380	$ 5,479